Capital Stock and Changes in Capital Accounts, textuals 5 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	May 22, 2014
Equity [Abstract]
Stock Repurchase Program, Authorized Amount			$ 100,000
Stock repurchased and retired, shares	2,845,549
Stock Repurchased and Retired During Period, Value	$ 25,349	$ 6,044